UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012


Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one): [ ] is a restatement
                               : [ ] Add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Charlemagne Capital Limited
Address:     St. Mary's Court, 20 Hill Street, Douglas,
             Isle of Man, IM1 1EU British Isles

Form 13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Jane Bates
Title:   Managing Director
Phone:  +44 1624 640200

Signature, Place and Date of Signing:


/s/ Jane Bates      British Isles     February 13, 2013
--------------      -------------     -----------------
(Signature)         (City, State)     (Date)


Report Type (Check only one)
----------------------------

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                       FORM 13F SUMMARY PAGE


Number of Other Included Managers:                           1

Form 13F Information Table Entry Total:                     29

Form 13F Information Table Value Total: US$ 186,020 (thousands)


List of Other Included Managers:

No.          Form 13F File Number          Name

1.           028-11145                     Charlemagne Capital (IOM) Limited
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                                                             INFORMATION TABLE

                                                                                                                           VOTING
                                                                    VALUE                    SH/    PUT/ INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER               TITLE OF CLASS        CUSIP           (x$1000)     Amount       PRN    CALL DISCRETION MANAGERS   SOLE

COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD          20441W203           6564   156,919.00     SH          SOLE       NONE
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD          20441W203           4248   101,536.00     SH          DEFINED       1
AMERICA MOVIL ADR            SPON ADR L SHS        02364W105           4590   198,653.00     SH          SOLE       NONE
AMERICA MOVIL ADR            SPON ADR L SHS        02364W105           4565   197,591.00     SH          DEFINED       1
BAIDU INC ADR                SPON ADR REP A        056752108          18287   182,469.00     SH          SOLE       NONE
BANCO BRADESCO PREF ADR      SP ADR PFD NEW        059460303           3416   197,436.00     SH          SOLE       NONE
BANCO BRADESCO PREF ADR      SP ADR PFD NEW        059460303           2108   121,800.00     SH          DEFINED       1
BRF-BRASIL FOODS ADR         SPONSORED ADR         10552T107            454    21,566.00     SH          DEFINED       1
COPA HOLDINGS SA             CL A                  P31076105           2635    26,635.00     SH          SOLE       NONE
COPA HOLDINGS SA             CL A                  P31076105           2816    28,456.00     SH          DEFINED       1
CREDICORP LTD                COM                   G2519Y108           2389    16,356.00     SH          SOLE       NONE
CREDICORP LTD                COM                   G2519Y108           2646    18,117.00     SH          DEFINED       1
CTC MEDIA                    COM                   12642X106           5543   713,498.00     SH          SOLE       NONE
CTC MEDIA                    COM                   12642X106           6537   841,238.00     SH          DEFINED       1
FOMENTO ECONOMIC ADR         SPONSORED ADR UNITS   344419106           4893    48,746.00     SH          SOLE       NONE
FOMENTO ECONOMIC ADR         SPONSORED ADR UNITS   344419106           5296    52,761.00     SH          DEFINED       1
GERDAU S A                   SPONSORED ADR         373737105            723    80,956.00     SH          SOLE       NONE
ITAU UNIBANCO PF ADR         SPONSORED ADR REP PFD 465562106          18638 1,137,478.00     SH          SOLE       NONE
ITAU UNIBANCO PF ADR         SPONSORED ADR REP PFD 465562106           6011   366,836.00     SH          DEFINED       1
PETROBRAS ADR                SPONSORED ADR         71654V408           1389    71,711.00     SH          DEFINED       1
PETROBRAS A PREF ADR         SP ADR NON VTG        71654V101          11239   584,905.00     SH          SOLE       NONE
PETROBRAS A PREF ADR         SP ADR NON VTG        71654V101           7778   404,773.00     SH          DEFINED       1
SOCIEDAD QUIMICA MINERA DE C SPON ADR SER B        833635105           1127    19,623.00     SH          DEFINED       1
SANTANDER CHILE ADR          SP ADR REP COM        05965X109          10046    354028.00     SH          SOLE       NONE
SANTANDER CHILE ADR          SP ADR REP COM        05965X109           2844    100245.00     SH          DEFINED       1
VALE S A                     ADR                   91912E105          29190 1,394,291.00     SH          SOLE       NONE
VALE S A                     ADR                   91912E105          10991   525,010.00     SH          DEFINED       1
YAMANA GOLD INC              COM                   98462Y100           7470   434,918.00     SH          SOLE       NONE
YAMANA GOLD INC              COM                   98462Y100           1587    92,436.00     SH          DEFINED       1

Grand Total                                                          186020